OTHER PAYABLES AND ACCRUED EXPENSES (Details) In Thousands, unless otherwise specified	Sep. 30, 2013 USD ($)	Sep. 30, 2013 CNY		Sep. 30, 2012 CNY
Payable for purchase of plant and equipment		2,458		10,158
Payable for purchase of land use rights		920		1,050
Payable for purchase of construction-in-progress		2,214		1,443
Professional fee payable		2,170		2,028
Salaries and bonus payable		12,481		18,966
Accrued interest		1,826		1,813
Accrued compensation expenses		0		36
Other taxes payable		821		782
Deposits from growers		4,084		3,425
Deposits from others		1,753		1,046
Payable for labor union, housing fund and education expenses		761		1,657
Loans from employees of Denong		310	[1]	310	[1]
Loans from third parties		3,600	[2]	3,600	[2]
Deferred government subsidies		15,911		6,840
Others		4,474		3,590
Other Payables and Accrued Expenses Current	$ 8,748	53,783		56,744

[1]	RMB310 were borrowed from employees of Denong with interest free, unsecured and have no fixed repayment terms at the years ended September 30, 2012 and 2013, respectively.
[2]	RMB3,600 was borrowed from third party companies with interest free, unsecured and have no fixed repayment terms at the years ended September 30, 2012 and 2013, respectively.